Mezzanine equity (Narrative) (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands					4 Months Ended	12 Months Ended
	Mar. 08, 2018 USD ($) shares	Mar. 08, 2018 CNY (¥) shares	Jul. 10, 2017 USD ($) $ / shares shares	Jul. 10, 2017 CNY (¥) shares	May 11, 2018 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 USD ($) shares	Dec. 31, 2018 CNY (¥) shares	Dec. 31, 2017 CNY (¥)
Derivative, Gain (Loss) on Derivative, Net						$ (2,300)	¥ (16,011)		¥ (2,285,223)	¥ 0
Huya [Member]
Redeemable NonControlling Interest Equity Stock Issued During Period Shares New Issues | shares			22,058,823	22,058,823
Redeemable NonControlling Interest Equity Stock Issued During Period Value New Issues			$ 75,000	¥ 509,730
Temporary Equity, Accretion to Redemption Value									71,628	¥ 19,842
Derivative Liability									892,000
Derivative, Gain (Loss) on Derivative, Net									(2,285,223)
Proceeds from Issuance Initial Public Offering					¥ 795,073
Interest Ownership Percentage By Parent					44.00%	38.70%	38.70%
Additional Paid in Capital					¥ 4,804,947
Other Preferred Stock Dividends and Adjustments									¥ 489,284
Convertible Preferred Stock, Nonredeemable or Redeemable, Issuer Option, Value					¥ 4,009,874
Huya [Member] | Series A Preferred Stock [Member]
Shares Issued, Price Per Share | $ / shares			$ 3.4
Huya [Member] | Series B2 Preferred Shares [Member]
Redeemable NonControlling Interest Equity Stock Issued During Period Shares New Issues | shares	64,488,235	64,488,235
Redeemable NonControlling Interest Equity Stock Issued During Period Value New Issues	$ 461,600	¥ 2,919,112
Other Subsidiary
Redeemable NonControlling Interest Equity Stock Issued During Period Shares New Issues | shares								500,000,000	500,000,000
Redeemable NonControlling Interest Equity Stock Issued During Period Value New Issues								$ 50,000	¥ 345,420
Temporary Equity, Accretion to Redemption Value							¥ 34,448		¥ 5,758